Share Capital (Details)				1 Months Ended								12 Months Ended
	Feb. 11, 2021	Feb. 05, 2021	Oct. 06, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 22, 2021	Apr. 16, 2021 shares	Feb. 17, 2021	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 shares	Nov. 30, 2020 shares	Feb. 04, 2020 $ / shares shares	Dec. 31, 2019 $ / shares
Share Capital (Details) [Line Items]
Ordinary shares issued			8,314,677	570,001		7,111,428		1,190,095	787,916	1,190,095	1,190,095	14,521,763	14,521,763
Ordinary price per share (in Dollars per share) | $ / shares																	$ 1.95
Recognized stock-based compensation expense (in Dollars) | $			$ 3,991,045	$ 803,701				$ 469,650	$ 343,683	$ 469,650	$ 469,650
Description of 2018 omnibus equity plan												The 2018 Omnibus Equity Plan was established to attract and retain high caliber employees, directors, consultants and independent contractors. It authorizes the issuance of up to 19,931,756 ordinary shares, par value $0.01 per share of the Company and provides for five types of awards: Options; Stock Appreciation Rights; Restricted Stock; Unrestricted Stock; and Restricted Stock Units. The Plan shall terminate upon the earliest to occur of (i) the tenth (10th) anniversary of the Plan’s effective date, or (ii) the date on which all Shares available for issuance under the Plan shall have been issued as fully-vested Shares. Should the Plan terminate on the tenth (10th) anniversary of the Effective Date, then all Awards outstanding at that time shall continue to have force and effect in accordance with the provisions of the applicable Award Agreements. Please refer to the Company’s Current Report on Form S-8 filed on April 17, 2020 for details of the 2018 omnibus equity.
Total for professional fees and development costs (in Dollars) | $												$ 16,198,565
Description of securities purchase agreement	the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $15.0 million of ordinary shares at a price of $0.888 per share. On February 17, 2021, the offering was closed and the Company received net proceeds of approximately $17.7 million. The Company issued a total of 16,891,892 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 8,445,946 ordinary shares at an exercise price of $1.11 per share for a term of three years from the date of issuance. From February 19 to 26, 2021 the institutional investors purchased 8,440,631 warrants.	the Company entered into a securities purchase agreement with certain institutional investors for a registered direct offering of $5.0 million of ordinary shares at a price of $0.52 per share. On February 10, 2021, the offering was closed and the Company received net proceeds of approximately $4.4 million. The Company issued a total of 9,615,387 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 4,807,694 ordinary shares at an exercise price of $0.68 per share for a term of three years from the date of issuance. From February 10 to 16, 2021, the institutional investors purchased 4,805,129 warrants, and the placement agent purchased 480,770 warrants.			the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $32.8 million of ordinary shares at a price of $1.20 per share. On September 23, 2021, the offering was closed and the Company received net proceeds of approximately $30.5 million. The Company issued a total of 27,333,300 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 13,666,650 ordinary shares at an exercise price of $1.60 per share for a term of three years from the date of issuance.		the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of $100 million of ordinary shares at a price of $2.08 per share. On February 19, 2021, the offering was closed and the Company received net proceeds of approximately $92.7 million. The Company issued a total of 48,076,923 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 19,230,768 ordinary shares at an exercise price of $1.60 per share for a term of three years from the date of issuance.
Supplemental agreement date						On April 16, 2021, the Company issued 7,111,428 ordinary shares to the shareholders of Saleya as a part of the consideration in connection to the acquisition of 100% equity interest in Saleya pursuant to a supplemental agreement dated February 24, 2021.
Percentage of equity interest						100.00%
Description of employees for their services				In September of 2021, the Company issued 7,925,000 ordinary shares to employees for their services for year 2021 and 2022 under the 2018 omnibus equity plan and stock-based compensation expense of $4,184,175 was recognized in 2021 and $5,919,775 will be recognized in 2022 based on the trading price on the date the shares were issued.
Common stock, shares issued												385,542,224	385,542,224	239,770,000
Common stock, shares outstanding												385,542,224	385,542,224	239,770,000
Preferred stock, shares issued												22,794,872	22,794,872	24,295,182
Preferred stock, shares outstanding												22,794,872	22,794,872	24,295,182
Votes at a meeting of the members												399
US per share (in Dollars per share) | $ / shares												$ 1.95
Equivalent per share (in Yuan Renminbi per share) | ¥ / shares													¥ 13.7648
Annual simple interest rate, percentage												8.00%
Saleya [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued																2,708,498
Ordinary price per share (in Dollars per share) | $ / shares																$ 0.01
Botbrain [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued															1,789,618
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued												385,542,224	385,542,224	385,542,224
Common stock, shares outstanding												239,770,000	239,770,000	239,770,000
Series A Preferred Stock [Member]
Share Capital (Details) [Line Items]
Preferred stock, shares issued												1,000,000	1,000,000	21,794,872
Preferred stock, shares outstanding												1,000,000	1,000,000	21,794,872